UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04379
Plan Investment Fund, Inc.
(Exact Name of Registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip code)
Dale E. Palka, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.
The registrant’s schedule of investments is as follows:

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
September 30, 2010

				Amortized
Par Value		Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS - 100.0%
$32,000,000	Deutsche Bank Securities, Inc. To be repurchased at $32,000,249 (collateralized by $63,751,952 par amount of Federal National Mortgage Backed Securities, 5.50% to 7.00%; due 06/01/2034 to 09/01/2038; Total Market Value $32,960,000)	0.28%	10/01/10	$32,000,000
31,000,000	Goldman Sachs & Co. To be repurchased at $31,000,181 (collateralized by $78,807,086 par amount of Federal National Mortgage Backed Adjustable Rate Securities, 1.62% to 5.95%; due 01/01/2034 to 08/01/2041; Total Market Value $31,930,000)	0.21%	10/01/10	31,000,000
30,000,000	Morgan Stanley & Co., Inc To be repurchased at $30,000,250 (collateralized by $63,290,634 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, 4.50% to 6.00%; due 09/01/2033 to 06/01/2039; Total Market Value $30,900,000)	0.30%	10/01/10	30,000,000
32,000,000	RBS Securities, Inc. To be repurchased at $32,000,267 (collateralized by $69,036,940 par amount of Federal National Mortgage Association Adjustable Rate Securities, 3.45% to 5.94%; due 08/01/2034 to 08/01/2040; Total Market Value $32,960,672)	0.30%	10/01/10	32,000,000
30,160,000	UBS Securities LLC To be repurchased at $30,160,209 (collateralized by $40,781,000 par amount of Federal National Mortgage Backed Security and Federal National Mortgage Association STRIPS, 5.50% to 10.50%; due 01/01/2018 to 12/01/2038; Total Market Value $31,065,796)	0.25%	10/01/10	30,160,000

	Total Repurchase Agreements			155,160,000

	(Cost $155,160,000)

	Total Investments - 100.0%			155,160,000
	(Cost $155,160,000 ) *
	Liabilities in excess of Other Assets – 0.0%			(76,095)

	Net Assets - 100.0%			$155,083,905

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to Schedule of Investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
September 30, 2010

				Amortized
Par Value		Interest Rate	Maturity	Cost

U.S. TREASURY OBLIGATIONS - 11.3%
$40,000,000	U.S. Treasury Bill (1)	0.23%	10/21/10	$39,994,889
15,000,000	U.S. Treasury Bill (1)	0.23%	11/04/10	14,996,699
10,000,000	U.S. Treasury Bill (1)	0.21%	12/02/10	9,996,470
7,000,000	U.S. Treasury Note	4.38%	12/15/10	7,059,901
10,000,000	U.S. Treasury Note	0.88%	01/31/11	10,020,725
50,000,000	U.S. Treasury Note	0.88%	03/31/11	50,163,700

	Total U.S. Treasury Obligations			132,232,384

	(Cost $132,232,384)

AGENCY OBLIGATIONS - 1.1%
13,000,000	Federal National Mortgage Association (2)(3)	0.17%	08/11/11	12,99,900

	Total Agency Obligations			12,997,900

	(Cost $12,997,900)
BANK OBLIGATIONS - 32.5%

YANKEE CERTIFICATES OF DEPOSIT - 32.5%
25,000,000	Abbey National Treasury Services, Connecticut (3)	0.28%	11/17/10	25,000,000
5,000,000	Banco Bilbao Vizcaya Argentaria, New York (3)	0.35%	12/13/10	5,000,000
11,706,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., New York	0.52%	10/12/10	11,706,000
10,000,000	Barclays Bank PLC, New York	0.44%	11/05/10	10,000,000
10,000,000	Barclays Bank PLC, New York	0.50%	11/18/10	10,000,000
10,000,000	Barclays Bank PLC, New York	0.42%	02/18/11	10,000,000
10,000,000	Barclays Bank PLC, New York	0.40%	03/04/11	10,000,000
12,000,000	BNP Paribas SA, New York (3)	0.58%	10/15/10	12,000,000
15,000,000	BNP Paribas SA, New York	0.60%	11/01/10	15,000,000
10,000,000	Canadian Imperial Bank of Commerce, New York (3)	0.42%	01/31/11	10,000,000
25,000,000	Commonwealth Bank of Australia, New York	0.49%	01/14/11	25,011,641
20,000,000	Credit Agricole Corp. & Investment Bank, New York (3)	0.59%	10/12/10	20,000,000
15,000,000	Deutsche Bank AG, New York	0.30%	01/07/11	15,000,000
25,000,000	Lloyds TSB Bank PLC, New York	0.46%	12/06/10	25,000,000
7,500,000	Rabobank Nederland NV, New York (3)	0.26%	01/10/11	7,500,000
11,000,000	Rabobank Nederland NV, New York (3)	0.26%	01/13/11	11,000,000
6,500,000	Rabobank Nederland NV, New York	0.57%	01/18/11	6,500,000
12,000,000	Rabobank Nederland NV, New York (3)	0.35%	09/15/11	12,000,000
25,000,000	Royal Bank of Canada, New York (3)	0.26%	10/01/10	25,000,000
28,000,000	Royal Bank of Scotland, Connecticut (3)	0.67%	02/09/11	28,000,000
20,000,000	Societe Generale, New York (3)	0.54%	02/03/11	20,000,000
15,000,000	Toronto Dominion Bank, New York (3)	0.26%	11/05/10	15,000,000
17,000,000	Toronto Dominion Bank, New York (3)	0.26%	12/09/10	17,000,000
4,500,000	Toronto Dominion Bank, New York (3)	0.26%	02/04/11	4,500,000
15,000,000	Unicredit SPA, New York	0.65%	11/15/10	15,000,000
6,980,000	Westpac Banking Corp., New York (3)	0.31%	10/19/10	6,980,000
See accompanying notes to Schedule of Investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
September 30, 2010
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost

BANK OBLIGATIONS (continued)
$7,855,000	Westpac Banking Corp., New York (3)	0.32%	10/21/10	$7,855,000

	Total Bank Obligations			380,052,641

	(Cost $380,052,641)
CORPORATE DEBT - 28.5%

COMMERCIAL PAPER - 28.5%(1)

ASSET BACKED SECURITIES - 21.7%
10,000,000	Amsterdam Funding Corp.	0.31%	01/06/11	9,991,647
10,000,000	Antalis US Funding Corp.	0.56%	10/13/10	9,998,133
10,000,000	Antalis US Funding Corp.	0.44%	11/15/10	9,994,500
20,000,000	Argento Variable Funding LLC	0.44%	10/28/10	19,993,475
10,000,000	Argento Variable Funding LLC	0.56%	02/14/11	9,978,844
15,000,000	Clipper Receivables Co. LLC	0.52%	01/18/11	14,976,383
13,000,000	Clipper Receivables Co. LLC	0.44%	02/15/11	12,978,232
20,000,000	CRC Funding LLC	0.35%	02/03/11	19,975,694
5,000,000	MetLife Short Term Funding LLC	0.29%	01/12/11	4,995,851
15,000,000	Nieuw Amsterdam Receivables Corp.	0.52%	10/08/10	14,998,483
10,000,000	Nieuw Amsterdam Receivables Corp.	0.48%	10/14/10	9,998,267
20,000,000	Nieuw Amsterdam Receivables Corp.	0.37%	01/07/11	19,979,856
15,000,000	Old Line Funding LLC	0.58%	01/20/11	14,973,175
10,000,000	Regency Markets No. 1 LLC	0.47%	10/15/10	9,998,172
10,000,000	Romulus Funding Corp.	0.55%	10/01/10	10,000,000
10,000,000	Scaldis Capital LLC	0.43%	10/25/10	9,997,133
10,000,000	Solitaire Funding LLC	0.33%	01/19/11	9,989,917
10,000,000	Starbird Funding Corp.	0.55%	10/12/10	9,998,320
5,000,000	Sydney Capital Corp.	0.62%	10/15/10	4,998,794
8,500,000	Sydney Capital Corp.	0.45%	12/16/10	8,491,925
18,000,000	Windmill Funding Corp.	0.40%	03/01/11	17,969,800

				254,276,601

BANKS - 4.7%
15,000,000	BNP Paribas Finance, Inc.	0.49%	02/11/11	14,972,846
15,000,000	Credit Agricole North America, Inc.	0.40%	02/08/11	14,978,333
25,000,000	Dexia (DE) LLC	0.35%	10/05/10	24,999,028

				54,950,207

SUGAR & CONFECTIONARY PRODUCTS - 2.1%
25,000,000	Nestle Capital Corp.	0.31%	12/14/10	24,984,070

	Total Commercial Paper			334,210,878

	Total Corporate Debt			334,210,878

	(Cost $334,210,878)
MUNICIPAL BONDS - 9.2%
12,095,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit:
	Freddie Mac, Fannie Mae (4)	0.30%	02/01/23	12,095,000
See accompanying notes to Schedule of Investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
September 30, 2010
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost

MUNICIPAL BONDS (continued)
$33,900,000	Cook County, Illinois, Series A, GO, Standby Bond Purchase Agreement: Bank of America NA (4)	0.26%	11/01/23	$33,900,000
13,700,000	New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, RB, Letter of Credit: Wells Fargo Bank N.A. (4)	0.22%	07/01/33	13,700,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Liquidity Facility: Fannie Mae (4)	0.30%	05/15/34	18,000,000
12,250,000	Ohio State Housing Finance Agency, Residential Mortgage RB, Standby Bond Purchase Agreement: Federal Home Loan Bank (4)	0.26%	03/01/40	12,250,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co. (4)	0.25%	12/01/29	10,800,000
6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York (4)	0.33%	03/01/38	6,880,000

	Total Municipal Bonds			107,625,000

	(Cost $107,625,000)
REPURCHASE AGREEMENTS - 17.8%
60,000,000	Barclays Capital, Inc. To be repurchased at $60,000,417 (collateralized by $55,624,500 par amount of U.S. Treasury Note, 3.25%; due 12/31/2016; Total Market Value $61,200,022)	0.25%	10/01/10	60,000,000
148,434,000	Deutsche Bank Securities, Inc. To be repurchased at $148,435,154 (collateralized by $304,610,481 par amount of Federal National Mortgage Backed Securities, 4.00% to 7.00%; due 02/01/2030 to 06/01/2040; Total Market Value $152,887,020)	0.28%	10/01/10	148,434,000

	Total Repurchase Agreements			208,434,000

	(Cost $208,434,000)
	Total Investments - 100.4%			1,175,552,803
	(Cost $1,175,552,803 ) *
	Liabilities in excess of Other Assets - (0.4%)			(4,719,661)

	Net Assets - 100.0%			$1,170,833,142

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to Schedule of Investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
September 30, 2010
Concluded

(1)	Rate disclosed represents the discount rate at the time of purchase.

(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.

(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

DE	Delaware

GO	General Obligation

NA	National Association

RB	Revenue Bonds

SPA	Standby Purchase Agreement
See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.
Notes to Schedules of Investments
(Unaudited)
September 30, 2010
Security Valuation: Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of September 30, 2010 is as follows:

	Total Fair		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
	2010	Price	Inputs	Inputs
Government/REPO Portfolio
Investments in Securities*	$155,160,000	$—	$155,160,000	$—

Money Market Portfolio
Investments in Securities*	$1,175,552,803	$—	$1,175,552,803	$—

*	Please refer to the schedule of investments for industry and security type breakouts.
For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Plan Investment Fund, Inc.

By:	/s/ Dale E. Palka
	Name:	Dale E. Palka
	Title:	President and Chief Executive Officer
	Date:	November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
	Name:	Dale E. Palka
	Title:	Principal Executive Officer
	Date:	November 15, 2010

By:	/s/ Joseph S. Castellon
	Name:	Joseph S. Castellon
	Title:	Principal Financial Officer
	Date:	November 15, 2010